Additional disclosure requirements - Condensed Statements of Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	€ 5,809	€ 5,541
OTHER RECOGNISED INCOME AND EXPENSE	2,091	214
Items that may be reclassified to profit or loss	2,580	(219)
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	790	(1,804)
Revaluation gains (losses)	782	(2,411)
Amounts transferred to income statement	8	(190)
Other reclassifications	0	797
Cash flow hedges (effective portion)	596	(2,604)
Revaluation gains (losses)	(1,318)	(942)
Amounts transferred to income statement	1,914	(1,662)
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	(1,527)	(1,693)
Exchange differences	3,094	4,462
Non-current assets held for sale	0	0
Income tax	(461)	1,281
Items that will not be reclassified to profit or loss	(489)	433
Actuarial gains/(losses) on pension plans	(402)	843
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(5)	(1)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(201)	(334)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(41)	37
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	41	(37)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(50)	123
Income tax relating to items that will not be reclassified	169	(198)
Total recognised income and expenses for the year	7,900	5,755
Banco Santander S.A. | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	3,654	2,431
OTHER RECOGNISED INCOME AND EXPENSE	(183)	(683)
Items that may be reclassified to profit or loss	104	(551)
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	43	(378)
Revaluation gains (losses)	38	(327)
Amounts transferred to income statement	5	(52)
Other reclassifications	0	0
Cash flow hedges (effective portion)	133	(408)
Revaluation gains (losses)	(24)	(394)
Amounts transferred to income statement	157	(14)
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	0	0
Exchange differences	0	0
Non-current assets held for sale	0	0
Income tax	(72)	235
Items that will not be reclassified to profit or loss	(287)	(132)
Actuarial gains/(losses) on pension plans	12	217
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(275)	(344)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(41)	37
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	41	(37)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(34)	84
Income tax relating to items that will not be reclassified	10	(89)
Total recognised income and expenses for the year	€ 3,471	€ 1,748